Fair Value of Financial Instruments - Fair Value Measurements (Table) (Details) - USD ($) $ in Thousands		Jun. 30, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents		$ 15,156	$ 16,958
Restricted cash		1,699	1,934
Balance due from related parties, non-current		8,195	7,862
Long-term debt, including current portion, net		(185,842)	(135,075)
Financial liability, including current portion, net		(83,903)	(87,530)
Level I
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents		15,156	16,958
Restricted cash		1,699	1,934
Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance due from related parties, non-current	[1]	8,195	7,862
Long-term debt, including current portion, net	[2]	(185,842)	(135,075)
Financial liability, including current portion, net	[3]	$ (83,903)	$ (87,530)

[1]	The fair value of the Company’s receivable from related companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.
[2]	The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.
[3]	The fair value of the Company’s financial liability is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.